STROOCK & STROOCK & LAVAN LLP
180 Maiden Lane
 New York, New York  10038
May 26, 2016
VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attention:  Patrick Scott

Re:                Dreyfus Institutional Preferred Money Market Funds (File Nos:  333-210926; 811-08211)
Registration Statement on Form N-14

Ladies and Gentlemen:
On behalf of the above referenced Registrant, and pursuant to the Securities Act of 1933, as amended (the "Securities Act"), we transmit herewith for filing to the Securities and Exchange Commission (the "Commission") Pre-Effective Amendment No. 1 (the "Amendment") to the Registrant's Registration Statement on Form N-14, filed with the Commission on April 26, 2016 (the "Registration Statement").
The Amendment is being filed primarily to respond to comments given telephonically by Patrick Scott of the staff (the "Staff") of the Commission to the undersigned on May 20, 2016 on the prospectus/proxy statement (the "Prospectus/Proxy Statement") included in the Registration Statement, to file the independent registered public accounting firm's consent and to make certain other changes.  The Proxy/Prospectus Statement filed as part of the Amendment is marked to show changes from the version of the Proxy/Prospectus Statement filed as part of the Registration Statement.
Set forth below are the Staff's comments and the Registrant's responses thereto.  Capitalized terms used herein and not otherwise defined are used with the meanings assigned to them in the Amendment.
General
1.	Staff Comment: Certain disclosure relating to the effects of recent amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), on the Fund and the Acquiring Fund differs in the Registration Statement and Post-Effective Amendment No. 32 to the Registrant's Registration Statement on Form N-1A (File No. 333-26513), filed with the Commission on March 24, 2016. Please conform the disclosure in the Registration Statement and the Registrant's Registration Statement on Form N-1A.
Response:  The requested changes have been made.
2.	Staff Comment: Please file a separate Tandy representation with the Registrant's request for acceleration of effectiveness.
Response:  The Registrant undertakes to file a separate Tandy representation with its request for acceleration of the effectiveness of the Registration Statement.
Prospectus/Proxy Statement
Summary—Fees and Expenses
3.	Staff Comment: Please revise the fee table and Example using the Fund's fees and expenses as of the six-month period ended October 31, 2015 and revise the related disclosure (i.e., references to the "as of" date for the Fund's fee and expense information) in the second paragraph and in the paragraph preceding the Example accordingly.
Response:  The Registrant notes the long-standing position of the Staff to disclose fee and expense information derived from a fund's most recent audited financial statements (unless a fund has seen a material increase in its expense ratio, in which case a fund may use more recent information).  As such, the Fund has provided information as of its fiscal year ended April 30, 2015, as the Fund's audit for its fiscal year ended April 30, 2016 is not completed.  In addition, as the Fund is a money market fund, given the interest rate environment over the last year and the fee and expense waivers disclosed in the Prospectus/Proxy Statement, the Fund's expense ratios as of October 31, 2015 or April 30, 2016 are not (and are not expected to be) materially different from the Fund's expenses ratios as of April 30, 2015.  The Registrant believes the information provided is consistent with the Staff's disclosure practice, is not misleading to investors and respectfully requests that the Staff waive this comment.
4.	Staff Comment: The second paragraph includes the following sentences:
Dreyfus has undertaken to waive fees and/or reimburse expenses of the Fund and the Acquiring Fund to maintain a yield floor for the Acquiring Fund and the Fund and, for the Fund, to waive 0.01% of the management fee for each share class and to limit the total annual expense ratio of Institutional shares and Participant shares of the Fund to 0.14% and 0.50%, respectively.  As to each fund, such undertakings are voluntary and may be terminated at any time by Dreyfus.  The total annual fund operating expenses in the table below do not reflect such undertakings for either fund.
Please delete these sentences from this section of the Prospectus/Proxy Statement as the disclosure of voluntary fee waivers is not permitted by Item 3 of Form N-1A.  This disclosure may be included elsewhere in the Prospectus/Proxy Statement as permitted by Form N-1A.  In addition, please delete the footnotes to the fee table as these similarly are not permitted by Item 3 of Form N-1A.
Response:  The Registrant has removed the footnotes, as requested, but believes that disclosure of the yield floor arrangements may be beneficial to Fund shareholders and, as such, has left such disclosures in the Prospectus/Proxy Statement.  The Registrant notes that Item 3(a) of Form N-14 only speaks to the fee table in the Prospectus/Proxy Statement, which the Registrant believes complies with the fee table requirements set forth in the relevant sub-items of Item 3 of Form N-1A.
5.	Staff Comment: The last sentence of the second paragraph states: "Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the amount of income available for distribution to shareholders." Please delete this sentence as it is not permitted by Item 3 of Form N-1A.
Response:  The requested change has been made.
6.	Staff Comment: For purposes of clarity, please include the relevant defined term (i.e., "Fund" or "Acquiring Fund") along with each fund's name in the headings in the fee table and Example.
Response:  The requested change has been made.
Reasons for the Reorganization
7.	Staff Comment: The second paragraph states that the Acquiring Fund is subject to a "unitary" management fee structure, under which Dreyfus pays all of the expenses of the Acquiring Fund, except for the Acquiring Fund's management fee, Rule 12b-1 fees and certain other expenses. Please state, if known, the period for which this unitary fee structure is expected to continue, including the expected termination date.
Response:  The Acquiring Fund's unitary management fee is part of the fee structure set forth in the Acquiring Fund's management agreement with Dreyfus—it is not a separate fee waiver/expense reimbursement arrangement.  It is not voluntary and cannot be terminated by any party—including the Acquiring Trust's Board or Dreyfus—without stockholder approval under Section 15 of the 1940 Act, as it would require amending the management agreement.
8.	Staff Comment: Please describe any factors against approving the Reorganization or confirm that there are no such negative factors.
Response:  The Registrant believes the disclosure in the section "Reasons for the Reorganization" satisfies the disclosure requirements in Item 4(a)(3) of Form N-14.  There is no legal requirement requiring disclosure about whether a particular factor weighted against approving the Reorganization.  The Registrant believes that the disclosure provided throughout the Prospectus/Proxy Statement, including the Boards' considerations and conclusions with respect to the enumerated factors in that section (e.g., compatibility of the funds' investment objectives, management policies and restrictions and shareholder services, the terms and conditions of the Reorganization, comparative fees and expenses, relative fund performance, and the tax consequences and associated costs of the Reorganization), as well as the findings required by Rule 17a-8 under the 1940 Act, complies with the disclosure requirements in Item 4(a)(3) and respectfully requests that the Staff waive this comment.
9.	Staff Comment: The fourth paragraph includes a list of factors considered by the Board in determining whether to recommend approval of the Reorganization. Please describe the facts and circumstances relating to these factors that the Boards considered in making their determination.
Response:  The facts and circumstances relating to the factors that the Boards of the Trust and the Acquiring Trust considered in making their determination are described in the second and third paragraphs of this section, immediately above the cited paragraph, and elsewhere in the Prospectus/Proxy Statement.
Information About the Reorganization
10.	Staff Comment: The first sentence of the first paragraph states: "The following summary of the Plan is qualified in its entirety by reference to the Plan attached to this Prospectus/Proxy Statement as Exhibit A." Please delete this sentence as the summary should be accurate and complete with respect to all material terms of the Plan and may not be qualified by reference to the Plan. A statement may be added to the effect that the Plan contains additional information.
Response:  The Registrant respectfully requests that this comment be waived.  The Registrant believes that all material terms of the Plan are summarized in this section and notes that Item 4(a)(1) of Form N-14 only requires a "brief summary" of the material terms of the Plan.  There is no legal basis for preventing the Registrant from qualifying such disclosure by reference to the Plan.
11.	Staff Comment: The last sentence of the fifth paragraph states: "The Fund and the Acquiring Fund, however, will bear their respective portfolio transaction costs whether or not associated with the Reorganization." Please explain, and provide estimates of, these portfolio transaction costs.
Response:  The Registrant respectfully requests that this comment be waived.  As disclosed in the Prospectus/Proxy Statement, as the funds are both money market funds managed in accordance with Rule 2a-7 under the 1940 Act and have the same investment objective and substantially similar investment management policies, there is no current expectation that the Fund's portfolio securities will be sold in connection with the Reorganization.  Neither Form N-1A nor Form N-14 requires funds to estimate brokerage commissions or other portfolio transaction costs, and requiring the funds to provide such estimates could be confusing to Fund shareholders and may be misleading in the event of a market event or other occurrence that causes any such estimates to vary materially.  The Registrant notes that Fund shareholders receive (or may ask to receive) information about both the Fund's and the Acquiring Fund's portfolio turnover as well as historic portfolio transaction costs.
Voting Information—Ownership of Shares
12.	Staff Comment: Please update, as of the most recent practicable date, the information regarding the persons owning, either of record or beneficially, 5% or more of any class of the outstanding shares of the Fund or the Acquiring Fund.
Response:  The information has been updated as requested.
Proxy Card
13.	Staff Comment: Please use boldface text for Proposal 2.
Response:  The requested change has been made.
Part C
14.	Staff Comment: Pursuant to Rule 484 under the Securities Act, please include an undertaking relating to indemnification.
Response:  The Registrant discloses indemnification arrangements in response to Item 15 of Form N-14.  As noted in the Instructions to that Item, reference is made to Rule 484 under the Securities Act.  The Registrant believes it has appropriately satisfied the disclosure requirements of Form N-14 by incorporating by reference to Item 30 of Part C of Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A (File No. 333-26513), which discloses such arrangements and the limitations associated therewith.
We hope that the Staff finds that this letter and the Amendment are responsive to the Staff's comments.  The Registrant currently anticipates seeking an effective date of the Registration Statement of June 1, 2016 and will file a request for acceleration of effectiveness, along with the Tandy representation, on or about May 27, 2016.  Should members of the Staff have any questions or comments, please contact me at 212.806.6638 or, in my absence, contact Nicole M. Runyan at 212.806.6443.
Very truly yours,
/s/  Lauren Connolly
Lauren Connolly

cc:                 Nicole M. Runyan
Jeff Prusnofsky